Transactions with related parties - Steamship (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)			$ 74
Due to related parties (Note 3)		$ 59	59
Steamship Shipbroking Enterprises Inc
Related Party Transaction [Line Items]
Monthly fee	$ 95,000
Variable fee on hire and on freight	2.50%
Due to related parties (Note 3)		33	$ 33
Steamship Shipbroking Enterprises Inc | Management fees to related parties
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)		12
Steamship Shipbroking Enterprises Inc | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)		$ 178
Steamship Shipbroking Enterprises Inc | Management agreement
Related Party Transaction [Line Items]
Threshold term for termination of agreement with prior written notice	3 months
Steamship Shipbroking Enterprises Inc | Management agreement | If vessel is employed or available for employment
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 500
Steamship Shipbroking Enterprises Inc | Management agreement | If vessel is laid-up and not available for employment for at least 15 calendar days of such month
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 250
Steamship Shipbroking Enterprises Inc | Administrative services agreement
Related Party Transaction [Line Items]
Threshold term for termination of agreement with prior written notice	30 days
Monthly fee	$ 10,000